ADMINISTRATIVE EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
Administrative Expenses By Nature
ADMINISTRATIVE EXPENSES BY NATURE

NOTE 11. ADMINISTRATIVE EXPENSES BY NATURE

	Year ended
	December 31, 2021	December 31, 2020
Office rent and related expenses	18,932	47,691
Transfer agent fee	14,937	14,933
Regulatory fee	10,831	6,602
Total	44,700	69,226